Post-employment Benefits (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of net actuarial obligations, beginning balance	R$ 6,416,085	R$ 6,029,530
Increase in net defined benefit liability (asset) resulting from current service cost	3,150	16,650
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	522,986	700,272
Benefits paid	(559,530)	(539,728)
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	(908,391)	210,135
Discontinued Operations balance adjustments		(774)
Present value of net actuarial obligations, ending balance	5,468,000	6,416,085
Plan III [Member]
Disclosure of defined benefit plans [line items]
Present value of net actuarial obligations, beginning balance	3,820,011	3,457,537
Increase in net defined benefit liability (asset) resulting from current service cost	1,548	6,343
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	314,125	397,091
Benefits paid	(336,775)	(272,585)
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	148,852	251,260
Discontinued Operations balance adjustments		(19,635)
Present value of net actuarial obligations, ending balance	3,947,761	3,820,011
Assistance Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of net actuarial obligations, beginning balance	1,657,687	1,234,771
Increase in net defined benefit liability (asset) resulting from current service cost	8,100	6,878
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	140,973	141,877
Benefits paid	(96,036)	(55,014)
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	(362,428)	338,499
Discontinued Operations balance adjustments		(9,324)
Present value of net actuarial obligations, ending balance	R$ 1,348,296	R$ 1,657,687